Effective Income Tax Rate (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Amendments to law, approved date	Nov. 30, 2011
Deferred tax assets decreased	¥ (16,072)
Income tax expenses increased	¥ 16,072
Fiscal years beginning on or after April 1, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	38.00%
Fiscal years beginning on or after April 1, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	35.00%